Consolidated cash flow statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Cash flows from operating activities
Interest received	$ 14,637	$ 16,389	$ 16,704
Interest received, percentage movement from prior period	(11.00%)
Interest received, percentage movement from same period in prior year	(12.00%)
Interest paid	$ (6,183)	(7,709)	(8,777)
Interest paid, percentage movement from prior period	(20.00%)
Interest paid, percentage movement from same period in prior year	(30.00%)
Dividends received excluding life business	$ 1	2	4
Dividends received excluding life business, percentage movement from prior period	(50.00%)
Dividends received excluding life business, percentage movement from same period in prior year	(75.00%)
Other non-interest income received	$ 1,947	1,568	2,297
Other non-interest income received, percentage movement from prior period	24.00%
Other non-interest income received, percentage movement from same period in prior year	(15.00%)
Operating expenses paid	$ (4,250)	(4,127)	(4,953)
Operating expenses paid, percentage movement from prior period	3.00%
Operating expenses paid, percentage movement from same period in prior year	(14.00%)
Income tax paid excluding life business	$ (1,762)	(1,529)	(1,877)
Income tax paid excluding life business, percentage movement from prior period	15.00%
Income tax paid excluding life business, percentage movement from same period in prior year	(6.00%)
Life business:
Receipts from policyholders and customers	$ 1,133	1,154	1,035
Receipts from policyholders and customers, percentage movement from prior period	(2.00%)
Receipts from policyholders and customers, percentage movement from same period in prior year	9.00%
Interest and other items of similar nature	$ 11	2	4
Interest and other items of similar nature, percentage movement from same period in prior year	175.00%
Dividends received	$ 182	502	51
Dividends received, percentage movement from prior period	(64.00%)
Payments to policyholders and suppliers	$ (1,189)	(1,407)	(843)
Payments to policyholders and suppliers, percentage movement from prior period	(15.00%)
Payments to policyholders and suppliers, percentage movement from same period in prior year	41.00%
Income tax paid	$ (1)	(44)	(50)
Income tax paid, percentage movement from prior period	(98.00%)
Income tax paid, percentage movement from same period in prior year	(98.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 4,526	4,801	3,595
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(6.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	26.00%
Net (increase)/decrease in:
Collateral paid	$ 877	371	(1,218)
Collateral paid, percentage movement from prior period	136.00%
Trading securities and financial assets measured at FVIS	$ 8,114	(2,203)	(5,426)
Derivative financial instruments	$ 4,966	4,937	2,668
Derivative financial instruments, percentage movement from prior period	1.00%
Derivative financial instruments, percentage movement from same period in prior year	86.00%
Loans	$ (694)	(2,399)	(1,789)
Loans, percentage movement from prior period	(71.00%)
Loans, percentage movement from same period in prior year	(61.00%)
Other financial assets	$ 1	570	(234)
Other financial assets, percentage movement from prior period	(100.00%)
Life insurance assets and liabilities	$ (143)	(130)	(4)
Life insurance assets and liabilities, percentage movement from prior period	10.00%
Other assets	$ 69	(15)	2
Net increase/(decrease) in:
Collateral received	8,900	1,324	(317)
Deposits and other borrowings	12,908	8,685	(7,572)
Other financial liabilities	2,627	454	1,009
Other liabilities	$ 8	3	(8)
Deposits and other borrowings, percentage movement from prior period	49.00%
Other financial liabilities, percentage movement from same period in prior year	160.00%
Other liabilities, percentage movement from prior period	167.00%
Net cash provided by/(used in) operating activities	$ 42,159	16,398	(9,294)
Net cash provided by/(used in) operating activities, percentage movement from prior period	157.00%
Cash flows from investing activities
Proceeds from investment securities	$ 14,984	6,796	12,972
Proceeds from investment securities, percentage movement from prior period	120.00%
Proceeds from investment securities, percentage movement from same period in prior year	16.00%
Purchase of investment securities	$ (25,568)	(10,143)	(19,384)
Purchase of investment securities, percentage movement from prior period	152.00%
Purchase of investment securities, percentage movement from same period in prior year	32.00%
Proceeds/(Payments) from disposal of controlled entities, net of cash disposed			(1)
Proceeds from disposal of controlled entities, net of cash disposed, percentage movement from same period in prior year	(100.00%)
Proceeds from disposal of associates		1	44
Proceeds from disposal of associates, percentage movement from prior period	(100.00%)
Proceeds from disposal of associates, percentage movement from same period in prior year	(100.00%)
Purchase of associates	$ (2)	(9)	(16)
Purchase of associates, percentage movement from prior period	(78.00%)
Purchase of associates, percentage movement from same period in prior year	(88.00%)
Proceeds from disposal of property and equipment	$ 23	106	51
Proceeds from disposal of property and equipment, percentage movement from prior period	(78.00%)
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	(55.00%)
Purchase of property and equipment	$ (57)	(188)	(92)
Purchase of property and equipment, percentage movement from prior period	(70.00%)
Purchase of property and equipment, percentage movement from same period in prior year	(38.00%)
Purchase of intangible assets	$ (427)	(511)	(395)
Purchase of intangible assets, percentage movement from prior period	(16.00%)
Purchase of intangible assets, percentage movement from same period in prior year	8.00%
Net cash provided by/(used in) investing activities	$ (11,047)	(3,948)	(6,821)
Net cash provided by/(used in) investing activities, percentage movement from prior period	180.00%
Net cash provided by/(used in) investing activities, percentage movement from same period in prior year	62.00%
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 27,063	22,191	39,293
Proceeds from debt issues (net of issue costs), percentage movement from prior period	22.00%
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	(31.00%)
Redemption of debt issues	$ (36,224)	(36,585)	(26,728)
Redemption of debt issues, percentage movement from prior period	(1.00%)
Redemption of debt issues, percentage movement from same period in prior year	36.00%
Payments for the principal portion of lease liabilities	$ (284)
Issue of loan capital (net of issue costs)	$ 2,225	4,245	690
Issue of loan capital (net of issue costs), percentage movement from prior period	(48.00%)
Redemption of loan capital	$ (251)	(11)	(1,651)
Redemption of loan capital, percentage movement from same period in prior year	(85.00%)
Proceeds from issuances of shares	$ 2,751
Purchase of shares on exercise of employee options and rights	$ (4)	(2)	(4)
Purchase of shares on exercise of employee options and rights, percentage movement from prior period	100.00%
Shares purchased for delivery of employee share plan	$ (25)		(27)
Shares purchased for delivery of employee share plan, percentage movement from same period in prior year	(7.00%)
Purchase of RSP treasury shares	$ (44)	(3)	(66)
Purchase of RSP treasury shares, percentage movement from same period in prior year	(33.00%)
Net sale/(purchase) of other treasury shares	$ 11	7
Net sale/(purchase) of other treasury shares, percentage movement from prior period	57.00%
Payment of dividends	$ (2,518)	(2,080)	(2,897)
Payment of dividends, percentage movement from prior period	21.00%
Payment of dividends, percentage movement from same period in prior year	(13.00%)
Dividends paid to NCI	$ (1)		(5)
Dividends paid to NCI, percentage movement from same period in prior year	(80.00%)
Net cash provided by/(used in) financing activities	$ (7,301)	(12,238)	8,605
Net cash provided by/(used in) financing activities, percentage movement from prior period	(40.00%)
Net increase/(decrease) in cash and balances with central banks	$ 23,811	212	(7,510)
Effect of exchange rate changes on cash and balances with central banks	1,945	361	208
Cash and balances with central banks as at beginning of the period	20,059	19,486	26,788
Cash and balances with central banks as at the end of the period	$ 45,815	$ 20,059	$ 19,486
Cash and bank balances at central banks, percentage change from prior period	128.00%	3.00%
Cash and bank balances at central banks, percentage change from same period of prior year	135.00%	(25.00%)